CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (32,030)	$ (15,040)	$ (9,348)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	7,352	5,575	4,312
Share-based compensation	9,165	8,000	5,198
Capital loss	0	0	18
Amortization of issuance costs of Convertible debt	171	0	0
Changes in operating assets and liabilities:
Increase (decrease) in accrued severance pay, net	92	(58)	128
Decrease (increase) in other assets	775	1,006	(2,048)
Decrease in accrued interest and amortization of premium on available-for sale marketable securities	71	182	357
Decrease (increase) in operating lease right-of-use asset	3,126	(4,055)	1,910
Increase (decrease) in operating leases liability	(3,131)	3,604	(2,323)
Decrease (increase) in trade receivables	(11,629)	(16,787)	8,323
Decrease (increase) in other receivables and prepaid expenses	(55)	4,902	(7,272)
Decrease (increase) in inventories	(2,170)	1,494	(1,918)
Decrease in long-term deferred taxes, net	0	420	96
Increase (decrease) in trade payables	7,721	1,848	(9,584)
Increase (decrease) in employees and payroll accruals	(385)	458	2,047
Increase (decrease) in deferred revenues	(9,970)	1,640	(5,182)
Increase (decrease) in other payables and accrued expenses	(1,668)	(1,559)	3,061
Net cash used in operating activities	(32,565)	(8,370)	(12,225)
Cash flows from investing activities:
Decrease (increase) in restricted deposits	430	(280)	32,896
Investment in short-term deposits	(7,830)	(13,495)	(41,883)
Purchase of property and equipment	(5,642)	(7,642)	(7,582)
Investment in available-for sale marketable securities	0	0	(1,219)
Proceeds from sales and maturity of available-for sale marketable securities	7,030	15,094	34,847
Acquisition	(500)	0	0
Net cash provided by (used in) investing activities	(6,512)	(6,323)	17,059
Cash flows from financing activities:
Proceeds from exercise of share options	251	2,811	1,835
Issuance of convertible debt	39,404	0	0
Net cash provided by financing activities	39,655	2,811	1,835
Increase (decrease) in cash and cash equivalents	578	(11,882)	6,669
Cash and cash equivalents at the beginning of the year	11,717	23,599	16,930
Cash and cash equivalents at the end of the year	12,295	11,717	23,599
Cash paid during the year for:
Taxes	413	633	410
Non-cash activity:
Right-of-use assets obtained in the exchange for operating lease liabilities	$ 196	$ 6,746	$ 1,080